Investment Strategy - Amplify Stablecoin Technology Leaders ETF	Dec. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that comprise the Index. The Fund’s investments will primarily include common stocks and/or depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and select exchange-traded products linked to digital assets, as further described below. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Index was created and maintained by MarketVectorTM (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser.

The Index. Stablecoins are digital tokens designed to maintain a stable value relative to a reference asset, typically fiat currencies. The Index uses a rules-based methodology to measure the market performance of companies that are substantially involved in activities relating to the technology or infrastructure of stablecoins (“Stablecoin Technology Leaders”), and exchange-traded products linked to digital assets substantially involved in activities relating to the issuance, technology or infrastructure of stablecoins (“Digital Asset ETPs”), in each case, as described further below. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Stablecoin Technology Leaders and/or Digital Asset ETPs, as represented by the Index. The Fund does not directly invest in stablecoins. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Therefore, the Fund expects to hold substantially all of the component securities of the Index; however, there may be times when the Fund does not hold every security in the Index.

Stablecoin Technology Leaders.

The Index begins with a universe of common stocks and/or depositary receipts of Stablecoin Technology Leaders. Stablecoin Technology Leaders are comprised of two categories — “Core Stablecoin Technology Companies” and “Non-Core Stablecoin Technology Companies”.

1.    Core Stablecoin Technology Companies: derive at least 50% of their revenues from (i) stablecoin issuance-related activities, (ii) the facilitation of payments with stablecoins through digital wallets or payments applications, or (iii) provision of the technology and infrastructure to facilitate or secure the issuance, transmission, conversion, interoperability, or redemption of stablecoins (clauses (i)-(iii), the “Stablecoin Activities”)

2.    Non-Core Stablecoin Technology Companies: derive at least 50% of their revenue from one or more of the following payments and digital products and services that can be utilized for Stablecoin Activities:

•       Online banks (“neobanks”) and web browsers with built-in digital asset wallets that have developed and integrated stablecoin infrastructure;

•       Payment technologies and services, including electronic payment processors for merchants and consumers that offer digital wallets and payment applications, credit card issuers, peer and online lending platforms, and/or cross border payments and current risk management solutions for merchants and consumers;

•       Online brokerage platforms where companies generate at least 50% of revenue from digital asset trading, including online brokerage activities, including self-directed wealth management platforms, market making activities, trading platforms, and/or online lending platforms that offer e-brokerage services; or

•       Digital assets infrastructure, including operation of digital asset exchanges or payment gateways, provisions of digital asset infrastructure, and/or provision of software, technology or services to the digital assets industry.

From this list of eligible constituents, companies must have a free float of at least 10 percent, a market capitalization exceeding $150 million, a three-month average daily trading volume of at least $1 million in each of the current quarter and the two preceding quarters, and at least 250,000 shares traded per month over the last six months in each of the current quarter and the two preceding quarters. For constituents already included in the Index, companies must have a free float of at least 10 percent, a market capitalization exceeding $75 million, a three-month average daily trading volume of at least $200,000 in the three preceding quarters, and either average daily trading volume of at least $600,000 in the current quarter or one of the two preceding quarters or at least 200,000 shares traded over the last six months in the current quarter or one of the two preceding quarters. The Index Provider uses publicly available filings and disclosures and third-party data sources to assess eligibility and liquidity.

All companies in the eligible universe are first sorted in descending order by free-float market capitalization. Next, all companies identified as Core Stablecoin Technology Companies (regardless of their market capitalization) are placed at the top of the list. Companies are then ranked, with a rank of 1 assigned to the security at the top of the list. The top 20 ranked companies are selected for inclusion in the Index, along with any current Index components that rank within the top 30. If fewer than 15 company constituents are identified, the Index Provider will add additional companies, following the same ranking methodology, until a total of fifteen (15) constituents have been selected for inclusion. See “Weightings” below for information regarding the weighting of constituents.

Digital Asset ETPs.

The Index is designed to provide investment exposure to digital assets that serve as the blockchain infrastructure, network security and functionality for stablecoins. To be eligible for inclusion in the Index, a Digital Asset ETP must (i) be included in the MarketVectorTM Digital Assets 100 Index (which is designed to track the performance of the largest 100 digital assets), (ii) be listed on an exchange in the United States and (iii) be directly involved within one or more of the following digital asset categories related to stablecoin technology and infrastructure, as determined by the Index Provider:

•       Payments: Digital assets used by financial institutions, payment processors, and remittance providers to facilitate stablecoin-based transfers and settlements.

•       Smart Contract Platforms: Digital assets that rank among the top-five blockchains by outstanding stablecoin supply or maintain institutional partnerships supporting payments and settlement flows.

•       Infrastructure Applications: Digital assets that support the underlying technology and operations of stablecoins, including oracles, bridges, and custodial rails that enable proof-of-reserves, cross-chain movement, and transaction verification for stablecoins.

•       Decentralized Finance: Digital assets used in decentralized protocols where stablecoins serve as primary forms of collateral, liquidity or trading pairs.

Digital Asset ETPs must have assets under management of at least $2.5 million at time of inclusion ($1.75 million for current components) for Index inclusion. For any digital asset that is eligible for inclusion, only the largest U.S. Digital Asset ETP as measured by assets under management is selected. For eligible constituents, the Index Provider selects the top Digital Asset ETPs that satisfies the selection criteria. The maximum number of Digital Asset ETPs eligible for inclusion in the Index is ten (10), and, as of the date of this prospectus, the Index was comprised of four (4) Digital Asset ETPs:

•       Ethereum (ETH). Ethereum is a decentralized, open-source blockchain that enables smart contracts and supports a broad ecosystem of decentralized applications. Its native token, ether (ETH), is used to pay transaction fees, secure the network through staking, and facilitate activity across the Ethereum ecosystem. Ethereum is one of the most widely used networks for decentralized finance, NFTs, and Web3 innovation.

•       Solana (SOL). Solana is a high-speed blockchain designed to deliver fast transaction throughput at a low cost. Its architecture allows it to process thousands of transactions per second, supporting a growing decentralized finance and NFT ecosystem. Its native token, SOL, is used for transaction fees, staking, and powering applications within the Solana ecosystem.

•       Ripple (XRP). Ripple is a payments-focused blockchain network that aims to streamline cross-border money transfers. Ripple serves as a bridge currency to facilitate liquidity between global financial institutions. XRP is the native digital asset of the XRP Ledger, a blockchain optimized for cross-border payments and liquidity solutions. The asset is often used within enterprise payment frameworks seeking fast settlement and low transaction costs.

•       Chainlink (LINK). Chainlink is a decentralized oracle network that provides real-world data to blockchain-based smart contracts. Chainlink enables advanced decentralized financial applications to connect with external information. The LINK token is used to compensate node operators and maintain security across the oracle network.

The Fund will not directly invest in digital assets. See “Additional Information About the Fund’s Strategies and Risks — Additional Information Regarding Digital Asset ETPs” for further information regarding the digital assets described above.

Weighting.

The Index investment weighting between Stablecoin Technology Leaders and Digital Asset ETPs are divided into investment tiers as follows:

•       Stablecoin Technology Leaders Tier: The Stablecoin Technology Leaders Tier shall be assigned a weight of 75% if five (5) or fewer Digital Asset ETPs are included as of the rebalance date. For each additional Digital Asset ETP, the Stablecoin Technology Leaders tier’s weight decreases by 5% up to the inclusion of the tenth Digital Asset ETP, at which point the Stablecoin Technology Leaders tier’s weight shall reach its minimum level of 50%.

•       Digital Assets ETP Tier: The Digital Assets ETP Tier shall be assigned a weight of 25% if five (5) or fewer Digital Asset ETPs are included as of the rebalance date. For each additional Digital Asset ETP, the ETP tier’s weight shall increase by 5% up to the inclusion of the tenth Digital Asset ETP, at which point the ETP tier’s weight shall reach its maximum level of 50%.

Within the Stablecoin Technology Leaders Tier, if less than ten (10) Core Stablecoin Technology Companies are included in the Index, all constituents within the Stablecoin Technology tier are equally weighted. If more than ten (10) Core Stablecoin Technology Companies are included in the Index, the Stablecoin Technology Leaders will be further segregated into two tiers for weighting purposes:

1.    Core Stablecoin Technology Companies tier weight will be 67%.

2.    Non-Core Stablecoin Technology Companies tier weight will be 33%.

For the Stablecoin Technology Leaders, the maximum security weight is the security’s three-month average daily trading volume in USD divided by $250 million. Components receive a weight equal to 1 divided by the number of components in the same tier (i.e., Stablecoin Technology Leaders tier or Digital Assets ETP tier) then multiplied by the applicable tier weight. If a security’s weight exceeds the maximum weight, the weight will be reduced to the maximum weight and the excess weight will be redistributed among uncapped components equally within the same tier. This process is repeated until the sum of all components’ weights is equal to 100% and no component’s weight exceeds the applicable maximum security weight. Constituent companies are subject to lower size and liquidity requirements in order to mitigate turnover.

Within the Digital Asset ETP Tier, the Digital Asset ETPs are equally weighted. For the Digital Asset ETPs, the maximum security weight is the ETP’s assets under management in USD divided by $1 billion. If a security’s weight exceeds the maximum weight, the same process described immediately above is followed.

As of the date of this prospectus, the Index was comprised of twenty-four (24) constituents, of which 2 are Core Stablecoin Technology Companies and 18 are Non-Core Stablecoin Technology Companies.

The Index is reconstituted on a semi-annual basis in March and September and rebalanced on a quarterly basis in March, June, September and December. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Additional Information about Stablecoins. Stablecoins circulate on public blockchains, where transactions are recorded in a transparent and tamper-resistant manner, and are widely used as a medium of exchange and store of value within crypto markets. The primary use cases for stablecoins include facilitating on-chain payments and remittances, serving as a settlement asset for trading and decentralized finance, and providing a digital alternative to holding balances in traditional bank accounts. New stablecoins are introduced through “minting,” typically when users deliver fiat currency or approved collateral to an issuer or protocol, and are removed through “redemption” when users return tokens in exchange for the underlying. Designs vary: fiat-reserved stablecoins are issued by centralized entities and are generally backed by cash and short-term securities; crypto-collateralized stablecoins are issued by decentralized protocols against overcollateralized on-chain assets; and algorithmic designs attempt to maintain pegs through incentives and market mechanisms rather than full reserves. Unlike assets with fixed supplies, stablecoin supply is elastic and expands or contracts with demand and redemption activity, and peg maintenance relies on the credibility of reserves or mechanisms, market liquidity, and arbitrage. Although stablecoins target price stability, market prices can deviate from their pegs during stress. Indicators relevant to stability and adoption include circulating supply and market capitalization, trading and on-chain transaction volumes, active addresses and holders, order-book depth around the peg, issuance and redemption flows, and observed peg deviations across venues. For reserve-backed models, the composition, liquidity, duration, custodial concentration, and the frequency and quality of attestations or audits are key. For protocol-based models, collateral quality, overcollateralization ratios, and smart contract security are central. Broader factors, such as interest rate environments that affect reserve income, regulatory developments, banking access, and counterparty risk, can also materially impact stablecoin performance and perceived safety.

Cayman Subsidiary. The Fund expects to invest in shares of Digital Asset ETPs indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Subsidiary and the Fund will have the same investment adviser, investment sub-advisers and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. In order to continue to qualify as a RIC, the Fund will have to reduce its exposure to the Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total assets.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that comprise the Index.